Subsidiaries - Summary of major consolidated subsidiaries (Detail)	12 Months Ended
Mar. 31, 2020
Japan Aviation Electronics Industry, Limited [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	Japan Aviation Electronics Industry, Limited
Country of incorporation	Japan
Ownership of voting rights	50.90%
Principal activities	Manufacturing and sale of connectors and electronic devices for aircraft, satellites and spacecraft
ABeam Consulting Ltd. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	ABeam Consulting Ltd.
Country of incorporation	Japan
Ownership of voting rights	100.00%
Principal activities	Management consulting, business process consulting, and IT consulting and outsourcing
NEC Networks & System Integration Corporation [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Networks & System Integration Corporation
Country of incorporation	Japan
Ownership of voting rights	51.50%
Principal activities	Design, construction, and maintenance of information and communications systems, installation of telecommunications systems, and sale of information and communications equipment
NEC Platforms, Ltd. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Platforms, Ltd.
Country of incorporation	Japan
Ownership of voting rights	100.00%
Principal activities	Development, manufacturing, sale and maintenance of information and communications systems, equipment, and provision of system integration services
NEC Corporation of America [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Corporation of America
Country of incorporation	U.S.A.
Ownership of voting rights	100.00%
Principal activities	Regional representative and supervising operations in North America, sale of computer-related equipment and communications equipment, and provision of system integration services
NEC Europe Ltd. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Europe Ltd.
Country of incorporation	U.K.
Ownership of voting rights	100.00%
Principal activities	Regional representative and supervising operations in Europe
NEC Asia Pacific Pte. Ltd. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Asia Pacific Pte. Ltd.
Country of incorporation	Singapore
Ownership of voting rights	100.00%
Principal activities	Regional representative and supervising operations in Asia, sale of computer-related equipment and communications equipment, and provision of system integration services
NEC (China) Co., Ltd. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC (China) Co., Ltd.
Country of incorporation	China
Ownership of voting rights	100.00%
Principal activities	Regional representative and supervising operations in Greater China
NEC Latin America S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	NEC Latin America S.A.
Country of incorporation	Brazil
Ownership of voting rights	100.00%
Principal activities	Regional representative and supervising operations in Latin America, sale of communications equipment, and provision of system integration services
KMD A/S [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	KMD A/S
Country of incorporation	Denmark
Ownership of voting rights	100.00%
Principal activities	Software development and IT services
Northgate Public Services (UK) Limited. [member]
Disclosure of unconsolidated structured entities [line items]
Name of subsidiary	Northgate Public Services (UK) Limited.
Country of incorporation	U.K.
Ownership of voting rights	100.00%
Principal activities	IT